Taxation - Summary of Deferred Tax Assets and Deferred Tax Liabilities (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Deferred tax assets:
Deferred tax assets to be recovered	¥ 17,174	¥ 13,352
Deferred tax liabilities:
Deferred tax liabilities to be settled	(32,373)	(23,554)
Net deferred tax liabilities	(15,199)	(10,202)	¥ 1,257
1 year later [member]
Deferred tax assets:
Deferred tax assets to be recovered	10,882	7,508
Deferred tax liabilities:
Deferred tax liabilities to be settled	(28,107)	(19,906)
Not later than one year [member]
Deferred tax assets:
Deferred tax assets to be recovered	6,292	5,844
Deferred tax liabilities:
Deferred tax liabilities to be settled	¥ (4,266)	¥ (3,648)